Accounting policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
Our Consolidated Financial Statements are presented in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP"). The amounts are presented in United States dollars ("U.S. dollar") rounded to the nearest million, unless otherwise stated.

The accompanying Consolidated Financial Statements present the financial position of NADL, the consolidated subsidiaries and the group’s interest in associated entities. Investments in companies in which we directly or indirectly hold more than 50% of the voting control are consolidated in the financial statements, as well as certain variable interest entities of which the Company is deemed to be the primary beneficiary. All inter-company balances and transactions are eliminated.

The Company’s consolidated financial statements have been prepared on a going concern basis and contemplate the realization of assets and satisfaction of liabilities in the normal course of business. However, the Company’s going concern assumption is based on management’s expectation that the current restructuring program will be completed successfully as described below.

The Company’s liquidity requirements relate to servicing debt amortizations, interest payments, and funding working capital requirements. Sources of liquidity include existing cash balances, contract and other revenues. We have historically relied on our cash generated from operations to meet our working capital needs, as well as support from Seadrill. However, as a result of the downturn in the offshore drilling industry, Seadrill and the Company require additional liquidity to fully meet their obligations that fall due within one year after the date the financial statements are issued, given the debt repayments that are due in this period.

Over the past year the Company and Seadrill have been engaged in discussions with their banks, potential new investors, existing stakeholders and bondholders in order to restructure its secured credit facilities and unsecured bonds, and in order to raise new capital. The Company and Seadrill expect the implementation of a comprehensive restructuring plan will likely involve commencing schemes of arrangement in Bermuda or the United Kingdom, or Chapter 11 proceedings under the U.S. Bankruptcy Code.

Although discussions are well advanced and significant progress has been made, until such time our restructuring is completed, uncertainty remains and therefore substantial doubt exists over the Company’s ability to continue as a going concern for twelve months after the date the financial statements are issued.

The Company's business operations are unaffected by these restructuring efforts and the Company expects to meet its ongoing customer and business counterparty obligations during the restructuring process.

For further information in respect of Long-term debt see Note 14.

The accounting policies set out below have been applied consistently to all periods in these Consolidated Financial Statements, unless otherwise noted.

Basis of consolidation
Basis of consolidation
The Consolidated Financial Statements include the assets and liabilities of the Company, its majority owned and controlled subsidiaries and certain variable interest entities, (“VIE's") in which the Company is deemed to be the primary beneficiary.

A VIE is defined in ASC Topic 810 "Consolidation" ("ASC810") as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity that most significantly impact on its activities without additional subordinated support; (b) equity interests holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual return of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with disproportionately small voting interests.

ASC 810 requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity`s economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.

We evaluate a VIE, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.

Intercompany transactions and internal sales have been eliminated on consolidation. Unrealized gains and losses arising from transactions with associates are eliminated to the extent of the Company`s interest in the entity.

Reverse stock split and capital reduction
In December 2015 the shareholders in a special general meeting approved a capital reorganization including a 1-for-10 reverse stock split of the Company's issued and outstanding common shares and reducing par value from $5.00 to $0.10. In addition, the total authorized share capital was reduced from $2,000.0 million to $10.0 million.

As a result of the capital restructuring the number of shares outstanding has fallen from 241,142,651 to 24,114,232. As a result, the issued share capital of the Company has fallen from $1,205.7 million to $2.4 million and the contributed surplus has been increased by $1,203.3 million. Refer to Note 17 "Common Share Capital" for more information.

Use of estimates
Use of estimates
Preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The areas requiring significant judgment and estimation in the preparation of the consolidated financial statements are: accounting for interests in other entities; the recoverability of asset carrying values; derivative financial instruments, including the application of hedge accounting; provisions and contingencies; pensions and other post-retirement benefits; and taxation.

Contract revenue
Contract revenue
A substantial majority of the Company’s revenues are derived from dayrate based drilling contracts (which may include lump sum fees for mobilization and demobilization) and other service contracts. Both dayrate based and lump sum fee revenues are recognized ratably over the contract period as services are rendered. Under some contracts, the Company is entitled to additional payments for meeting or exceeding certain performance targets. Such additional payments are recognized when any uncertainties regarding achievements of such targets are resolved or upon completion of the drilling program.

In connection with drilling contracts, the Company may receive lump sum fees for the mobilization of equipment and personnel or for capital additions and upgrades prior to commencement of drilling services. These up-front fees are recognized as revenue over the original contract term, excluding any extension option periods.

In some cases, the Company may receive lump sum non-contingent fees or dayrate based fees from customers for demobilization upon completion of a drilling contract, including dewinterization. Non-contingent demobilization fees are recognized as revenue over the original contract term, excluding any extension option periods. Contingent demobilization fees are recognized as earned upon completion of the drilling contract.

Fees received from customers under drilling contracts for capital upgrades are deferred and recognized over the remaining contract term, excluding any extension option periods.

In certain countries in which we operate, taxes such as sales, use, value-added, gross receipts and excise may be assessed by the local government on our revenues. We generally record our tax-assessed revenue transactions on a net basis in our consolidated statement of income.

Reimbursables
Reimbursables
Reimbursements received for the purchases of supplies, personnel services and other services provided on behalf of and at the request of our customers in accordance with a contract or agreement are recorded as revenue. The related costs are recorded as reimbursable expenses in the same period.

Related party revenues	Related party revenues Related party revenues relate to management support and administrative services provided to our associates in which we maintain an investment.
Other revenues
Other revenues
Other revenues also include amounts recognized as early termination fees under the offshore drilling contracts which have been terminated prior to the contract end date. Contract termination fees are recognized as and when any contingencies or uncertainties are resolved.

Mobilization and demobilization expenses
Mobilization and demobilization expenses
Mobilization costs incurred as part of a contract are capitalized and recognized as expense over the original contract term, excluding any extension option periods. The costs of relocating drilling rigs that are not under contract are expensed as incurred.

Demobilization costs are costs related to the transfer of a vessel or drilling rig to a safe harbor or different geographic area and are expensed as incurred.

Vessel and Rig Operating Expenses
Vessel and Rig Operating Expenses
Vessel and rig operating expenses are costs associated with operating a drilling unit that is either in operation or stacked, and include the remuneration of offshore crews and related costs, supplies, insurance costs, expenses for repairs and maintenance as well as costs related to onshore personnel in various locations where we operate the drilling units and are expensed as incurred.

Repairs, maintenance and periodic surveys
Repairs, maintenance and periodic surveys
Costs related to periodic surveys of drilling rigs are capitalized under drilling rigs and amortized over the anticipated period between overhauls, which is generally five years. These costs are primarily shipyard costs and the cost of employees directly involved in the work. Amortization costs for periodic surveys are included in depreciation and amortization expense. Costs for other repair and maintenance activities are included in vessel and rig operating expenses and expensed when the repairs and maintenance take place.

Foreign currencies
Foreign currencies
The Company and its subsidiaries use the U.S. dollar as their functional currency because the majority of their revenues and expenses are denominated in U.S. dollars. Accordingly, the Company’s reporting currency is also U.S. dollars. For subsidiaries that maintain their accounts in currencies other than U.S. dollars, the Company uses the current method of translation whereby the statements of operations are translated using the average exchange rate for the year and the assets and liabilities are translated using the year end exchange rate. Foreign currency translation gains or losses on consolidation are recorded as a separate component of other comprehensive income in shareholders’ equity.

Transactions in foreign currencies during a period are translated into U.S. dollar at the rates of exchange in effect on the date of the transaction. Foreign currency assets and liabilities are translated using rates of exchange at the balance sheet date. Gains and losses on foreign currency transactions are included in the Company’s consolidated statements of operations.

Current and non-current classification
Current and non-current classification
Receivables and liabilities (excluding deferred taxes) are classified as current assets and liabilities, respectively, if their maturity is within one year of the balance sheet date. Otherwise, they are classified as non-current assets and liabilities.

In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, to simplify the presentation of deferred income taxes in a classified statement of financial position. The update require that deferred tax liabilities and assets be classified as non-current in a classified statement of financial position as opposed to the current requirement to separate these into current and non-current amounts. As permitted by ASU 2015-17, the Company early-adopted this standard as at December 31, 2015 and applied it retrospectively to all periods presented. As a result, the Company has presented all deferred tax liabilities and assets, as well as any related valuation allowance, as non-current for all periods presented in this annual report. The adoption of this guidance did not have a material impact on Company's consolidated financial statements and related disclosures.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of cash, bank deposits and highly liquid financial instruments with original maturities of three months or less.
Restricted cash
Restricted cash
Restricted cash consists of bank deposits which have been pledged as collateral for certain guarantees issued by a bank or minimum deposits which must be maintained at all times in accordance with contractual arrangements. Restricted cash with maturity longer than one year are classified separately as non-current assets.

Receivables
Receivables
Receivables, including accounts receivable, are recorded in the balance sheet at their nominal amount less an allowance for doubtful accounts. The Company establishes reserves for doubtful accounts on a case-by-case basis when it is unlikely that required payments of specific amounts will occur. In establishing these reserves, the Company considers the financial condition of the customer as well as specific circumstances related to the receivable, such as customer disputes. Receivable amounts determined as being unrecoverable are written off.

Newbuildings
Newbuildings
The carrying value of rigs under construction ("Newbuildings") represents the accumulated costs at the balance sheet date. Cost components include payments for yard installments and variation orders, construction supervision, equipment, spare parts, capitalized interest, costs related to first time mobilization and commissioning costs. No charge for depreciation is made until commissioning of the newbuilding has been completed and it is ready for its intended use.

The Company may have option agreements with shipyards to order new drilling units at fixed or variable prices which require some or no additional payment upon exercise. Payments for drilling unit purchase options are capitalized at the time when option contracts are acquired or entered into. The Company reviews the expected future cash flows, which would result from the exercise of each option contract on a contract by contract basis to determine whether the carrying value of the option is recoverable.

Capitalized interest
Capitalized interest
Interest expenses are capitalized during construction of newbuilds based on accumulated expenditures for the applicable project at the Company’s current rate of borrowing. The amount of interest expense capitalized in an accounting period shall be determined by applying an interest rate (“the capitalization rate”) to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period are based on the rates applicable to borrowings outstanding during the period. The Company does not capitalize amounts beyond the actual interest expense incurred in the period.

If the Company’s financing plans associate a specific new borrowing with a qualifying asset, the Company uses the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset that does not exceed the amount of that borrowing. If average accumulated expenditures for the asset exceed the amounts of specific new borrowings associated with the asset, the capitalization rate to be applied to such excess shall be a weighted average of the rates applicable to other borrowings of the Company.

Drilling rigs
Drilling rigs
Rigs, vessels and equipment are recorded at historical cost less accumulated depreciation. The cost of these assets, less estimated residual value is depreciated on a straight-line basis over their estimated remaining economic useful lives. The estimated economic useful life of the Company's drilling rigs, when new, is 30 years.

Significant investments are capitalized and depreciated in accordance with the nature of the investment. Significant investments that are deemed to increase an asset's value for its remaining useful life are capitalized and depreciated over the remaining life of the asset.

Cost of property and equipment sold or retired, with the related accumulated depreciation and write-downs are removed from the balance sheet, and resulting gains or losses are included in the consolidated statement of operations.

Assets held for sale
Assets held for sale
Assets are classified as held for sale when all of the following criteria are met: Management, having the authority to approve the action, commits to a plan to sell the asset (disposal group), the asset (disposal group) is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets (disposal groups), an active program to locate a buyer and other actions required to complete the plan to sell the asset (disposal group) have been initiated, the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale, within 1 year. The term probable refers to a future sale that is likely to occur, the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Discontinued operations
The Company will present the results of operations of a component of the Company as defined by U.S. GAAP, that either has been disposed of or is classified as held for sale, as discontinued operations, if that component represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results.

Other equipment
Equipment
Equipment is recorded at historical cost less accumulated depreciation and is depreciated over its estimated remaining useful life, which is between three and five years depending on the type of asset. Equipment is recorded within Other non-current assets on the balance sheet.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The carrying value of long-lived assets that are held and used by the Company are reviewed for impairment whenever certain triggering events indicate that the carrying amount of an asset may no longer be appropriate. The Company assesses recoverability of the carrying value of the asset by estimating the undiscounted future net cash flows expected to result from the asset, including eventual disposition. If the undiscounted future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and fair value.

Goodwill
Goodwill
The Company allocates the purchase price of acquired businesses to the identifiable tangible and intangible assets and liabilities acquired, with any remaining amount being capitalized as goodwill. Goodwill is tested for impairment at least annually at the reporting unit level, which is defined as an operating segment, or a component one level below an operating segment, that constitutes a business for which financial information is available and is regularly reviewed by management. The Company has one reporting unit.

The Company tests goodwill for impairment on an annual basis as of December 31 each year or when events or circumstances indicate that a potential impairment exists. The Company first assesses qualitative factors to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two step goodwill impairment test.

If the qualitative factors indicate possible impairment, the Company performs a quantitative assessment to estimate fair value of its reporting unit compared to their carrying value. In the event that the fair value is less than carrying value, the Company must perform an exercise similar to a purchase price allocation in a business combination in order to determine the amount of the impairment charge. The quantitative goodwill impairment test for a reporting unit is based on discounted cash flows. The Company uses estimated future cash flows applying contract dayrates during the firm contract periods and estimated forecasted dayrates for the periods after expiry of firm contract periods. Zero escalation of dayrates for the periods will be assumed. The estimated future cash flows will be based on remaining economic useful lives for the assets, and discounted using a weighted average cost of capital (WACC).

Defined benefit pension plans
Defined benefit pension plans
The Company has defined benefit plans which provide retirement, death and early termination benefits. The Company's net obligation is calculated separately for each plan by estimating the amount of the future benefit that employees have earned in return for their cumulative service.

The aggregated projected future benefit obligation is discounted to a present value, and the aggregated fair value of any plan assets is deducted. The discount rate is the market yield at the balance sheet date on government bonds in the relevant currency and based on terms consistent with the post-employment benefit obligations. The retirement benefits are generally a function of number of years of employment and amount of employees’ remuneration. The plans are primarily funded through payments to insurance companies. The Company records its pension costs in the period during which the services are rendered by the employees. Actuarial gains and losses are recognized in the consolidated statement of operations when the net cumulative unrecognized actuarial gains or losses for each individual plan at the end of the previous reporting year exceed 10% of the higher of the present value of the defined benefit obligation and the fair value of plan assets at that date. These gains and losses are recognized over the expected remaining working lives of the employees participating in the plans. Otherwise, recognition of actuarial gains and losses is included in other comprehensive income. Those amounts will be subsequently recognized as a component of net periodic pension cost on the same basis as the amounts recognized in accumulated other comprehensive income.

On retirement, or when an employee leaves the Company, the member's pension liability is transferred to the life insurance company administering the plan, and the pension plan no longer retains an obligation relating to the leaving member. This action is deemed to represent a settlement under US GAAP, as it represents the elimination of significant risks relating to the pension obligation and related assets. Under settlement accounting US GAAP requires a portion of the net unrealized actuarial gains/losses to be recognized through the statement of operations. The portion corresponds to the relative value of the obligation reduction as a result of the settlement. However, settlement accounting is not required if the cost of all settlements in a year is not deemed to be significant in the context of the plan. The Company deems the settlement not to be significant when the cost of settlements in the year is less than the sum of service cost and interest cost in the year. In this case the difference between the reduction in benefit obligation and the plan assets transferred to the life insurance company is recognized within "other comprehensive income", rather than being recognized in the statement of operations.

Treasury shares
Treasury shares
Treasury shares are recognized at cost as a separate component of shareholders' equity. The purchase of treasury shares reduces the Company's share capital by the nominal value of the acquired treasury shares. The amount paid in excess of the nominal value is treated as a reduction of additional paid-in capital.

Derivative Financial Instruments and Hedging Activities
Derivative Financial Instruments and Hedging Activities
The Company's derivative instruments include interest-rate swap agreements, cross currency swaps and forward exchange contracts which are recorded at fair value. Changes in the fair value of these derivatives, which have not been designated as hedging instruments, are recorded as a gain or loss as a separate line item within financial items in our consolidated statement of operations.

Changes in the fair value of any derivative instrument that we have formally designated as a hedge, are recognized in accumulated other comprehensive income/(loss) in the consolidated balance sheets. Any change in fair value relating to an ineffective portion of a designated hedge is recognized, in the consolidated statement of operations. When the hedged item affects the income statement, the gain or loss included in accumulated other comprehensive income is reported on the same line in the consolidated statements of operations as the hedged item.

Income taxes
Income taxes
North Atlantic is a Bermuda company that has a number of subsidiaries in various jurisdictions. Currently, the Company and its Bermudan subsidiaries are not required to pay taxes in Bermuda on ordinary income or capital gains as they qualify as exempt companies. The Company and its subsidiaries and have received written assurance from the Minister of Finance in Bermuda that it will be exempt from taxation until March 2035. Certain subsidiaries operate in other jurisdictions where taxes are imposed. Consequently, income taxes have been recorded in these jurisdictions when appropriate. Our income tax expense is based on our income and statutory tax rates in the various jurisdictions in which we operate. We provide for income taxes based on the tax laws and rates in effect in the countries in which operations are conducted and income is earned.

The determination and evaluation of our annual group income tax provision involves interpretation of tax laws in various jurisdictions in which we operate and requires significant judgment and use of estimates and assumptions regarding significant future events, such as amounts, timing and character of income, deductions and tax credits. There are certain transactions for which the ultimate tax determination is unclear due to uncertainty in the ordinary course of business. We recognize tax liabilities based on our assessment of whether our tax positions are more likely than not sustainable, based solely on the technical merits and considerations of the relevant taxing authority's widely understood administrative practices and precedence. Changes in tax laws, regulations, agreements, treaties, foreign currency exchange restrictions or our levels of operations or profitability in each jurisdiction may impact our tax liability in any given year. While our annual tax provision is based on the information available to us at the time, a number of years may elapse before the ultimate tax liabilities in certain tax jurisdictions are determined. Current income tax expense reflects an estimate of our income tax liability for the current year, withholding taxes, changes in prior year tax estimates as tax returns are filed, or from tax audit adjustments.

Income tax expense consists of taxes currently payable and changes in deferred tax assets and liabilities calculated according to local tax rules.

Deferred tax assets and liabilities are based on temporary differences that arise between carrying values used for financial reporting purposes and amounts used for taxation purposes of assets and liabilities and the future tax benefits of tax loss carry forwards.

Our deferred tax expense or benefit represents the change in the balance of deferred tax assets or liabilities as reflected on the balance sheet. Valuation allowances are determined to reduce deferred tax assets when it is more likely than not that some portion or all of the deferred tax assets will not be realized. To determine the amount of deferred tax assets and liabilities, as well as of the Valuation allowances, we must make estimates and certain assumptions regarding future taxable income, including where our drilling units are expected to be deployed, as well as other assumptions related to our future tax position. A change in such estimates and assumptions, along with any changes in tax laws, could require us to adjust the deferred tax assets, liabilities, or valuation allowances. The amount of deferred tax provided is based upon the expected manner of settlement of the carrying amount of assets and liabilities, using tax rates enacted at the balance sheet date. The impact of tax law changes is recognized in periods when the change is enacted.

Deferred charges
Deferred charges
Loan related costs, including debt issuance, arrangement fees and legal expenses, are capitalized and presented in the balance sheet as a direct deduction from the carrying amount of the related debt liability, and amortized over the term of the related loan and the amortization is included in interest expense.

Share-based compensation
Share-based compensation
North Atlantic has established a Restricted Stock Units (“RSU”) plan where the holder of an award is entitled to receive shares if still employed at the end of the three year vesting period. There is no requirement for the holder to pay for the share on grant or vesting of the award.

The fair value of the RSU award is calculated as the market share price on grant date. The fair value of the awards expected to vest is recognized as compensation cost straight-line over the vesting period.

Provisions
Provisions
A provision is recognized in the balance sheet when the Company has a present legal or constructive obligation as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate of the amount can be made. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

Related parties
Related parties
Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or common significant influence.

Earnings per share
Earnings per share
Basic earnings per share ("EPS") is calculated based on the income (loss) for the period available to common stockholders divided by the weighted average number of shares outstanding for basic EPS for the period. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments. The determination of dilutive earnings per share requires the Company to potentially make certain adjustments to net income and for the weighted average shares outstanding used to compute basic earnings per share unless anti-dilutive.

Recently Issued and Adopted Accounting Standards
In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, to simplify the presentation of deferred income taxes in a classified statement of financial position. The update require that deferred tax liabilities and assets be classified as non-current in a classified statement of financial position as opposed to the current requirement to separate these into current and non-current amounts. As permitted by ASU 2015-17, the Company early-adopted this standard as at December 31, 2015 and applied it retrospectively to all periods presented. As a result, the Company has presented all deferred tax liabilities and assets, as well as any related valuation allowance, as non-current for all periods presented in this annual report. The adoption of this guidance did not have a material impact on Company's consolidated financial statements and related disclosures.
Recently Adopted Accounting Standards
In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which provides new authoritative guidance with regards to management's responsibility to assess an entity's ability to continue as a going concern, and to provide related footnote disclosures in certain circumstances. The ASU will be effective for all entities in the first annual period ending after December 15, 2016 (December 31, 2016 for calendar year-end entities) and early adoption is permitted. The Company has assessed the impact of this ASU and has disclosed the relevant effects in Note 1 of the Consolidated Financial Statements.

In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis, which changes guidance related to both the variable interest entity ("VIE") and voting interest entity ("VOE") consolidation models. With respect to the VIE model, the standard changes, among other things, the identification of variable interests associated with fees paid to a decision maker or service provider, the VIE characteristics for a limited partner or similar entity, and the primary beneficiary determination. With respect to the VOE model, the ASU eliminates the presumption that a general partner controls a limited partnership or similar entity unless the presumption can otherwise be overcome. Under the new guidance, a general partner would largely not consolidate a partnership or similar entity under the VOE model. The Company adopted this ASU effective January 1, 2016. The adoption of this ASU did not impact the Company’s consolidated financial statements and related disclosures.

In April 2015, the FASB issued ASU 2015-05, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement, which provides explicit guidance about a customer’s accounting for fees paid in a cloud computing arrangement. Under the ASU, if a cloud computing arrangement includes a software license, then the software license element of the arrangement should be accounted for consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the arrangement should be accounted for as a service contract. The Company adopted this ASU prospectively to arrangements entered into, or materially modified beginning January 1, 2016. The adoption of this ASU did not impact the Company’s consolidated financial statements and related disclosures.

In September 2015, the FASB issued ASU 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments. The amendments in this update require that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The guidance further requires that the acquirer record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date and present separately on the face of the income statement or disclose in the notes the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. The Company adopted this ASU effective January 1, 2016 with prospective application. The adoption of this ASU did not impact the Company’s consolidated financial statements and related disclosures.

In October 2016, the FASB issued ASU 2016-17, Consolidation (Topic 810): Interests held through Related Parties that are under Common Control, which provides VIE guidance on evaluating indirect interests held by related parties under common control. The new guidance changes consolidation conclusions for entities that have already adopted 2015-02 amendments to the consolidation guidance, when a decision maker and its related parties holding an interest in the VIE are under common control. The single decision maker will consider the indirect interest on a proportionate basis. The Company adopted this ASU effective 31 December 2016. The adoption of this ASU did not impact the Company's consolidated financial statements and related disclosures.

Recently Issued Accounting Standards
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which provides new authoritative guidance on the methods of revenue recognition and related disclosure requirements. This new standard supersedes all existing revenue recognition requirements, including most industry-specific guidance. The new standard requires a company to recognize revenue when it transfers goods or services to customers in an amount that reflects the consideration that the company expects to receive for those goods or services. The new standard also requires additional qualitative and quantitative disclosures. In April 2015 the FASB proposed to defer the effective date of the guidance by one year. Based on this proposal, public entities would need to apply the new guidance for annual and interim periods beginning after December 15, 2017, and shall be applied, at the Company’s option, retrospectively to each period presented or as a cumulative-effect adjustment as at the date of adoption. Early adoption is not permitted until periods beginning after December 15, 2016.

During 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing, ASU 2016- 12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, which do not change the core principle of the Standard Update, but instead clarify the implementation guidance and provide narrow-scope improvements. In December 2016, the FASB also issued ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers, which includes additional guidance for disclosures related to remaining performance obligations. Based on the analysis to date, the Company has assessed there is significant interaction between ASC 606 and ASC 842 relating to Leases; therefore, the Company expects to adopt the updates concurrently, effective January 1, 2018. The Company continues to make significant progress on its review of the standard to determine the effect the requirements may have on its consolidated financial statements, according to its contract-specific facts and circumstances.

The Company is consulting with other drilling companies to fully determine recognition and disclosure under the new standard. At present, the Company does not expect the pattern of revenue recognition under the new guidance to materially differ from its current revenue recognition pattern and expects to transition using a modified retrospective approach whereby it will record the cumulative effect of applying the new standard to all outstanding contracts as at January 1, 2018 as an adjustment to opening retained earnings. The Company’s initial assessment may change as it continues to refine these assumptions.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which made targeted improvements to the recognition and measurement of financial assets and financial liabilities. The update changes how entities measure equity investments that do not result in consolidation and are not accounted for under the equity method and how they present changes in the fair value of financial liabilities measured under the fair value option that are attributable to their own credit. The new guidance also changes certain disclosure requirements and other aspects of current US GAAP. The guidance will be effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years and early adoption is permitted in some cases. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The update requires an entity to recognize right-of-use assets and lease liabilities on its balance sheet and disclose key information about leasing arrangements. It also offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. The guidance will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years and early adoption is permitted, using a modified retrospective application. The Company has started assessing the impact of this standard update on its consolidated financial statements and related disclosures and has determined that its drilling contracts contain a lease component. The adoption of this standard will result in increased disclosure of the Company’s leasing arrangements and may affect the way the Company recognizes revenues associated with the lease and revenue components, according to its contract-specific facts and circumstances. The standard update could also introduce variability to the timing of the Company’s revenue recognition compared to current accounting standards. Based on the analysis to date, the Company has assessed there is significant interaction between ASC 606 relating to revenue recognition from contracts with customers and ASC 842; therefore, the Company expects to adopt the updates concurrently, effective January 1, 2018, using the modified retrospective approach.

The Company is consulting with other drilling companies to fully determine recognition and disclosure under the new standard. The Company continues to make significant progress on its review of the standard to determine the effect the requirements could have on its consolidated financial statements and may change its initial assessment as it completes this process.

In March 2016, the FASB issued ASU 2016-09, Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The update simplifies the accounting for share based payment transactions. The guidance will be effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years and early adoption is permitted. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements and related disclosures.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which revises guidance for the accounting for credit losses on financial instruments within its scope. The new standard introduces an approach, based on expected losses, to estimate credit losses on certain types of financial instruments and modifies the impairment model for available-for-sale debt securities. The guidance will be effective January 1, 2020, with early adoption permitted. Entities are required to apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments based on a consensus of the Emerging Issues Task Force (EITF), to address the classification of certain cash receipts and cash payments on the statement of cash flows. The new guidance also clarifies how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flows. The guidance will be effective for annual and interim periods beginning after December 15, 2017, with early adoption permitted. Entities are required to apply the guidance retrospectively. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Income taxes Intra-Entity Transfers of Assets other than Inventory, which requires companies to recognize the income tax effects of intercompany sales or transfers of assets, other than inventory, in the income statement as income tax expense (or benefit) in the period of sale or transfer occurs. The exception to recognizing the income tax effects of intercompany sales or transfers of assets remains in place for intercompany inventory sales and transfers, i.e. companies will still be required to defer the income tax effects of intercompany inventory transactions. The standard will be effective for annual periods beginning after 15 December 2017, with early adoption permitted. Entities are required to apply the guidance on a modified retrospective basis, with the cumulative effect adjustment to retained earnings at the beginning of the period of adoption. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, to address classification of activity related to restricted cash and restricted cash equivalents in the cash flows. The standard eliminates the presentation of transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. When cash, cash equivalents and restricted cash equivalents are presented in more than one line item on the balance sheet, a reconciliation of the totals in the cash flows to the related captions in the balance sheet are required, either on the face of the cash flow or in the notes to the financial statements. Additional disclosures are required for the nature of the restricted cash and restricted cash equivalents. The standard will be effective for fiscal years beginning after 15 December 2017, and interim periods within those years. Early adoption is permitted. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.